CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 6,128		$ 4,403		$ 18,118		$ 6,970		$ 13,854	$ 5,511		$ 5,966
Cost of revenues	3,908		3,540		11,746		4,960		9,401	3,606		3,063
Gross profit	2,220		863		6,372		2,010		4,453	1,905		2,903
Operating expenses:
Research and development, net	998		1,262		3,494		2,830		4,148	4,031		2,939
Selling and Marketing Expense	4,156		4,088		13,573		9,076		13,922	9,842		6,993
General and administrative	240		3,455		3,424		7,579		9,995	7,134		5,626
Total operating expenses	5,394		8,805		20,491		19,485		28,065	21,007		15,558
Operating loss	(3,174)		(7,942)		(14,119)		(17,475)		(23,612)	(19,102)		(12,655)
Financial income, net	119		411		495		1,047		1,467		[1]	13
Loss before income taxes	(3,055)		(7,531)		(13,624)		(16,428)		(22,145)	(19,102)		(12,642)
Taxes on income	29		0		40		66		(12)	467		94
Net loss	$ (3,084)		$ (7,531)		$ (13,664)		$ (16,494)		$ (22,133)	$ (19,569)		$ (12,736)
Net loss per ordinary share, basic	$ (0.35)		$ (0.88)		$ (1.58)		$ (1.94)		$ (0.37)	$ (0.31)		$ (0.27)
Net loss per ordinary share, diluted	$ (0.35)		$ (0.88)		$ (1.58)		$ (1.94)		$ (0.37)	$ (0.31)		$ (0.27)
Shares used in computing net loss per ordinary shares, basic	8,756,882	[2]	8,542,630	[2]	8,652,085	[2]	8,501,397	[2]	59,719,064	62,378,797		47,935,652
Shares used in computing net loss per ordinary shares, diluted	8,756,882	[2]	8,542,630	[2]	8,652,085	[2]	8,501,397	[2]	59,719,064	62,378,797		47,935,652

[1]	Represents an amount lower than $1.
[2]	Reflects our one-for-seven reverse share split that became effective on March 15, 2024. See Note 8a to the condensed consolidated financial statements.